Finance cost - Net	12 Months Ended
Dec. 31, 2020
Disclosure Of Finance Income Expense [Abstract]
Finance cost - Net
26.	Finance cost – Net

The net finance (cost) income is comprised of the following for the years ended December 31, 2018, 2019 and 2020:

	2018		2019		2020
Interest income from cash equivalents	Ps.	393,529	Ps.	464,499	Ps.	313,837
Interest on recovered taxes		1,472		22,691		19,236
Gain on derivative financial instruments		115,938		97,449		29,100
Interests in favor of hedge		44,292		71,854		9,173
Other		21,463		9,336		39,166
Total finance income		576,694		665,829		410,512
Interest cost from bank loans		(151,971)		(177,504)		(228,689)
Interest cost from hedges		—		(1,284)		(171,353)
Loss in market value		(86,295)		(247,219)		(72,878)
Other financing costs		(29,891)		(23,967)		(52,109)
Interest cost for debt securities		(744,254)		(975,772)		(989,221)
Total finance cost		(1,012,411)		(1,425,746)		(1,514,250)
Exchange gain		1,422,685		1,187,240		3,048,706
Exchange loss		(1,223,001)		(1,098,455)		(3,379,190)
Exchange gain - Net		199,684		88,785		(330,484)
Finance cost - Net	Ps.	(236,033)	Ps.	(671,132)	Ps.	(1,434,222)